Property, Plant and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Property Plant And Equipment Text Block Abstract
Impairment loss	$ 4,408,037
Net book value	$ 447,000	$ 97,000